Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 19,593
Unrealized Losses Less Than 12 Months	(170)
Fair Value 12 Months or Greater	17,918
Unrealized Losses 12 Months or Greater	(529)
Fair Value Total	37,511
Unrealized Losses Total	(699)
Fair Value Less Than 12 Months	23,194
Unrealized Losses Less Than 12 Months	(204)
Fair Value 12 Months or Greater	31,073
Unrealized Losses 12 Months or Greater	(684)
Fair Value Total	54,267
Unrealized Losses Total	(888)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2,109
Unrealized Losses Less Than 12 Months	(18)
Fair Value 12 Months or Greater	2,596
Unrealized Losses 12 Months or Greater	(102)
Fair Value Total	4,705
Unrealized Losses Total	(120)
Fair Value Less Than 12 Months	13,911
Unrealized Losses Less Than 12 Months	(128)
Fair Value 12 Months or Greater	9,124
Unrealized Losses 12 Months or Greater	(160)
Fair Value Total	23,035
Unrealized Losses Total	(288)
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	17,484
Unrealized Losses Less Than 12 Months	(152)
Fair Value 12 Months or Greater	15,308
Unrealized Losses 12 Months or Greater	(427)
Fair Value Total	32,792
Unrealized Losses Total	(579)
Fair Value Less Than 12 Months	9,132
Unrealized Losses Less Than 12 Months	(75)
Fair Value 12 Months or Greater	20,635
Unrealized Losses 12 Months or Greater	(496)
Fair Value Total	29,767
Unrealized Losses Total	(571)
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	151
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	1,313
Unrealized Losses 12 Months or Greater	(28)
Fair Value Total	1,464
Unrealized Losses Total	(29)
Other Investment [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	1
Fair Value Total	1
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	2
Fair Value Total	2
Other Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	12
Fair Value Total	$ 12